Segment Information	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Information
11. Segment Information
The Company offers a broad range of products and services that include retirement, employment based benefits, and life insurance products. These operations are managed separately as three divisions consisting of four business segments based on product groupings, and a fifth reportable segment consisting primarily of unallocated corporate items and surplus investment income. The five segments are Benefits, Deferred Annuities, Income Annuities, Individual Life and Other. Results for the Successor Company reflect the application of purchase accounting, and Predecessor Company results were not adjusted.
The primary profitability measure that management uses to manage business segment results is adjusted pre-tax income (loss), which is defined as follows:

•	For the Predecessor Company, adjusted pre-tax income is defined as income from operations, excluding certain net realized gains (losses). Excluded gains (losses) are associated with:

◦	investment sales or disposals,

◦	investment impairments,

◦	changes in the fair value of mark-to-market investments and derivative investments (except for certain index options discussed below), and

◦	changes in the fair value of embedded derivatives related to the Company's FIA product.

•
For the Successor Company, adjusted pre-tax income is defined as income from operations, excluding intangible asset amortization and certain net realized gains (losses). Excluded gains (losses) are associated with:

◦	investment sales or disposals,

◦	investment impairments,

◦	changes in the fair value of mark-to-market investments and derivative investments (except for certain index options discussed below), and

◦	changes in the fair value of embedded derivatives related to the Company's FIA product.
Prior to 2017, adjusted pre-tax income excluded only certain intangible asset amortization related to VODA and trade names, and excluded the realized gain (loss) from pass through activity and write-downs associated with tax credit investments. Effective in 2017, adjusted pre-tax income excludes all intangible asset amortization and includes the realized gain (loss) from tax credit investments. Prior period results for the Successor Company have been adjusted to reflect these changes.
In the Deferred Annuities segment, net gains (losses) on certain index options purchased to economically hedge exposure from FIA products sold in the late 1990s are included in adjusted pre-tax income.
The accounting policies of the segments are the same as those described for the Company, except for the method of capital allocation. The Company has an internally developed risk-based capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. This model accounts for the unique and specific nature of the risks inherent in the Company’s business segments. A portion of net investment income on surplus investments held in the Other segment, but not the invested assets, is allocated to the business segments based on the level of allocated capital.
The following tables present selected financial information by segment and reconcile segment adjusted pre-tax income (loss) to amounts reported in the consolidated statements of income (loss):

	For the Year Ended December 31, 2017
	(Successor Company)
	Benefits	Deferred Annuities	Income Annuities	Individual Life	Other	Total
Adjusted revenues:
Premiums	$867.4	$—	$—	$32.1	$—	$899.5
Net investment income	25.7	698.7	303.3	242.1	14.3	1,284.1
Policy fees, contract charges, and other	4.9	22.9	0.7	244.2	—	272.7
Certain realized gains (losses)	—	(12.7)	(1.2)	(5.4)	(56.2)	(75.5)
Total adjusted revenues	898.0	708.9	302.8	513.0	(41.9)	2,380.8
Segment benefits and expenses:
Policyholder benefits and claims	640.2	8.4	—	110.1	—	758.7
Interest credited	—	418.4	279.7	275.5	—	973.6
Other underwriting and operating expenses	220.7	115.1	15.6	98.8	2.3	452.5
Amortization of DAC and VOBA	2.8	60.8	2.0	8.7	—	74.3
Total segment benefits and expenses	863.7	602.7	297.3	493.1	2.3	2,259.1
Segment adjusted pre-tax income (loss)	$34.3	$106.2	$5.5	$19.9	$(44.2)	$121.7

Total adjusted revenues	$898.0	$708.9	$302.8	$513.0	$(41.9)	$2,380.8
Add: Excluded realized gains (losses)	0.6	42.6	33.3	0.5	0.4	77.4
Total revenues	898.6	751.5	336.1	513.5	(41.5)	2,458.2

Total segment benefits and expenses	863.7	602.7	297.3	493.1	2.3	2,259.1
Add: Amortization of intangible assets	53.4	26.0	3.3	1.7	—	84.4
Total benefits and expenses	917.1	628.7	300.6	494.8	2.3	2,343.5
Income (loss) from operations before income taxes	$(18.5)	$122.8	$35.5	$18.7	$(43.8)	$114.7
As of December 31, 2017
Total investments	$342.3	$21,673.5	$7,349.9	$6,855.5	$1,623.6	$37,844.8
DAC and VOBA	7.7	422.0	16.3	250.2	—	696.2
Other intangible assets	707.3	485.2	49.6	12.8	—	1,254.9
Goodwill	308.0	198.8	50.2	6.0	—	563.0
Separate account assets	—	613.2	—	364.9	—	978.1
Total assets	1,467.3	23,968.5	7,513.4	7,836.0	1,769.0	42,554.2
Future policy benefits, losses, claims and loss expense (1)	344.7	21,350.2	7,124.5	7,221.9	—	36,041.3
Other policyholders' funds	29.3	22.7	4.0	47.0	14.9	117.9
___________________

(1)	Includes funds held under deposit contracts, future policy benefits, and policy and contract claims on the consolidated balance sheets.

	February 1 to December 31, 2016
	(Successor Company)
	Benefits	Deferred Annuities	Income Annuities	Individual Life	Other	Total
Adjusted revenues:
Premiums	$686.7	$—	$—	$30.8	$—	$717.5
Net investment income	18.8	579.5	288.8	202.9	11.3	1,101.3
Policy fees, contract charges, and other	6.3	17.9	0.8	195.0	0.1	220.1
Certain realized gains (losses)	—	(24.3)	(5.1)	(7.9)	(48.5)	(85.8)
Total adjusted revenues	711.8	573.1	284.5	420.8	(37.1)	1,953.1
Segment benefits and expenses:
Policyholder benefits and claims	497.6	2.8	—	68.4	—	568.8
Interest credited	—	354.8	267.5	245.5	—	867.8
Other underwriting and operating expenses	177.8	98.2	17.0	87.9	25.7	406.6
Amortization of DAC and VOBA	0.6	56.5	0.7	1.9	—	59.7
Total segment benefits and expenses	676.0	512.3	285.2	403.7	25.7	1,902.9
Segment adjusted pre-tax income (loss)	$35.8	$60.8	$(0.7)	$17.1	$(62.8)	$50.2

Total adjusted revenues	$711.8	$573.1	$284.5	$420.8	$(37.1)	$1,953.1
Add: Excluded realized gains (losses)	(1.3)	(2.9)	(12.0)	(4.5)	(3.8)	(24.5)
Total revenues	710.5	570.2	272.5	416.3	(40.9)	1,928.6

Total segment benefits and expenses	676.0	512.3	285.2	403.7	25.7	1,902.9
Add: Amortization of intangible assets	49.0	23.8	3.1	1.5	—	77.4
Total benefits and expenses	725.0	536.1	288.3	405.2	25.7	1,980.3
Income (loss) from operations before income taxes	$(14.5)	$34.1	$(15.8)	$11.1	$(66.6)	$(51.7)
As of December 31, 2016
Total investments	$95.3	$19,609.6	$7,204.2	$6,513.4	$1,878.2	$35,300.7
DAC and VOBA	2.4	423.5	8.8	162.0	—	596.7
Other intangible assets	760.8	511.2	52.9	14.5	—	1,339.4
Goodwill	308.0	198.8	50.2	6.0	—	563.0
Separate account assets	—	652.2	—	259.2	—	911.4
Total assets	1,237.6	21,941.4	7,377.8	7,345.1	1,952.8	39,854.7
Future policy benefits, losses, claims and loss expense (1)	272.8	19,531.9	7,260.4	6,954.5	—	34,019.6
Other policyholders' funds	26.3	22.1	5.0	49.9	14.7	118.0
___________________

(1)	Includes funds held under deposit contracts, future policy benefits, and policy and contract claims on the consolidated balance sheets.

	January 1 to January 31, 2016
	(Predecessor Company)
	Benefits	Deferred Annuities	Income Annuities	Individual Life	Other	Total
Adjusted revenues:
Premiums	$58.6	$—	$—	$2.6	$—	$61.2
Net investment income	2.1	57.3	29.8	22.9	(2.4)	109.7
Policy fees, contract charges, and other	0.6	1.4	0.1	16.2	—	18.3
Certain realized gains (losses)	—	(0.4)	—	—	—	(0.4)
Total adjusted revenues	61.3	58.3	29.9	41.7	(2.4)	188.8
Segment benefits and expenses:
Policyholder benefits and claims	37.1	0.2	—	11.1	—	48.4
Interest credited	—	33.2	30.1	21.6	—	84.9
Other underwriting and operating expenses	16.1	8.0	1.4	7.3	0.4	33.2
Amortization of DAC	0.2	6.6	0.6	1.2	—	8.6
Total segment benefits and expenses	53.4	48.0	32.1	41.2	0.4	175.1
Segment adjusted pre-tax income (loss)	$7.9	$10.3	$(2.2)	$0.5	$(2.8)	$13.7

Total adjusted revenues	$61.3	$58.3	$29.9	$41.7	$(2.4)	$188.8
Add: Excluded realized gains (losses)	—	(1.9)	(22.5)	0.6	(2.7)	(26.5)
Total revenues	61.3	56.4	7.4	42.3	(5.1)	162.3
Total benefits and expenses	53.4	48.0	32.1	41.2	0.4	175.1
Income (loss) from operations before income taxes	$7.9	$8.4	$(24.7)	$1.1	$(5.5)	$(12.8)

	For the Year Ended December 31, 2015
	(Predecessor Company)
	Benefits	Deferred Annuities	Income Annuities	Individual Life	Other	Total
Adjusted revenues:
Premiums	$683.2	$—	$—	$33.4	$—	$716.6
Net investment income	23.4	663.6	380.9	290.9	(19.4)	1,339.4
Policy fees, contract charges, and other	6.5	18.7	0.8	180.7	0.3	207.0
Certain realized gains (losses)	—	(1.0)	—	—	—	(1.0)
Total adjusted revenues	713.1	681.3	381.7	505.0	(19.1)	2,262.0
Segment benefits and expenses:
Policyholder benefits and claims	456.9	0.6	—	113.3	—	570.8
Interest credited	—	374.8	341.0	257.8	—	973.6
Other underwriting and operating expenses	184.5	99.9	16.7	87.2	(1.0)	387.3
Amortization of DAC and VOBA	1.8	71.8	6.1	10.4	—	90.1
Total segment benefits and expenses	643.2	547.1	363.8	468.7	(1.0)	2,021.8
Segment adjusted pre-tax income (loss)	$69.9	$134.2	$17.9	$36.3	$(18.1)	$240.2

Total adjusted revenues	$713.1	$681.3	$381.7	$505.0	$(19.1)	$2,262.0
Add: Excluded realized gains (losses)	0.1	(34.6)	(6.3)	(5.3)	(46.0)	(92.1)
Total revenues	713.2	646.7	375.4	499.7	(65.1)	2,169.9
Total benefits and expenses	643.2	547.1	363.8	468.7	(1.0)	2,021.8
Income (loss) from operations before income taxes	$70.0	$99.6	$11.6	$31.0	$(64.1)	$148.1